Income Taxes - Change in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Abstract]
Beginning balance	$ 19,355	$ 11,806	$ 7,953
Increase in valuation allowance	8,449	7,549	3,853
Ending balance	$ 27,804	$ 19,355	$ 11,806